AUTHORIZATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
AUTHORIZATION OF FINANCIAL STATEMENTS
AUTHORIZATION OF FINANCIAL STATEMENTS

27.    AUTHORIZATION OF FINANCIAL STATEMENTS

The consolidated financial statements for the years ended December 31, 2020, 2019 and 2018 (including comparatives) were approved by the audit committee on behalf of the board of directors on March 8, 2021.

(signed) Chris Clark
Chris Clark, Chief Financial Officer

(signed) Paul Geyer
Paul Geyer, Director